Income Taxes (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State			(16,000)	2,000
Total current			(16,000)	2,000
Deferred:
Federal
State			(7,000)
Total deferred			(7,000)
Total income tax provision	$ (3,200,000)	$ 0	$ (23,000)	$ 2,000